CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Oct. 31, 2014	Jan. 31, 2014	Jan. 31, 2013
Current:
Cash and cash equivalents	$ 145,458	$ 55,089	$ 117,716
Advances	1,052	1,000	0
Deferred financing costs, net	3,805	38,052	0
Prepaid expenses and supplies	83,062	9,109	8,662
Total current assets	233,377	103,250	126,378
Property and equipment, net	38,684	49,792	81,200
Total assets	272,061	153,042	207,578
Current:
Current portion of long-term debt	6,005	5,594	5,089
Convertible promissory note, net of debt discount of $40,479 and $34,584	644,755	4,193,090	3,730,174
Accounts payable and accrued liabilities	257,617	254,261	151,480
Accrued wages to related parties	388,992	340,992	276,992
Accrued interest	0	1,465,059	972,617
Derivative liability	332,847	46,985
Warrant liability		46,985	15,112
Total current liabilities	1,630,216	6,305,981	5,151,464
Long-term debt, net of current portion	2,153	6,710	12,305
Total liabilities	1,632,369	6,312,691	5,163,769
Stockholders' deficit
Common stock - $.00001 par value; 1,250,000,000 shares authorized; 902,308,486 and 830,236,231 shares issued and outstanding	9,023	8,302	7,408
Stock subscription receivable	(55,673)	0
Additional paid-in capital	49,563,912	49,026,144	47,912,449
Deficit accumulated during the exploration stage		(55,194,095)	(52,876,048)
Accumulated deficit	(50,877,570)	(55,194,095)
Total stockholders' deficit	(1,360,308)	(6,159,649)	(4,956,191)
Total liabilities and shareholders' deficit	$ 272,061	$ 153,042	$ 207,578